Guarantor of the Senior Notes and Non-Guarantor Consolidated and Combined Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Guarantor of the Senior Notes and Non-Guarantor Consolidated and Combined Financial Information [Abstract]
Guarantor of the Senior Notes and Non-Guarantor Consolidated and Combined Financial Information

Note 14 – Guarantor of the Senior Notes and Non-Guarantor Consolidated Financial Information

On September 30, 2010, the Company issued senior notes with a principal amount of $220.0 million, which were guaranteed by the Company’s 100% owned subsidiaries (see Note 11 of the Company’s audited consolidated and combined financial statements for the year ended December 31, 2011 included in the Company’s Annual Report on Form 10-K). The following financial information presents the balance sheets as of March 31, 2012 and December 31, 2011, the statements of income and the statements of cash flows for the three months ended March 31, 2012 and 2011 of (i) EVERTEC (Parent); (ii) the subsidiaries that are guarantors of the senior notes; (iii) the non-guarantor subsidiaries; and (iv) the Company on a consolidated basis. Investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions. The guarantor subsidiaries are 100% owned by EVERTEC (“Parent”) and all guarantees are full and unconditional and joint and several. There are no significant restrictions on the ability of Parent to obtain funds from any of the guarantor subsidiaries by dividends or loan.

	Consolidated Balance Sheet as of March 31, 2012
(Dollar amounts in thousands)	EVERTEC, Inc. (Parent Only)	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Eliminations	EVERTEC, Inc. (Consolidated)
Assets
Current Assets:
Cash	$63,032	$10,275	$7,051	$—	$80,358
Restricted cash	5,508	—	—	—	5,508
Accounts receivable, net	39,311	8,470	9,449	—	57,230
Prepaid expenses and other assets	18,578	560	656	(202)	19,592

Total current assets	126,429	19,305	17,156	(202)	162,688
Investment in subsidiaries, at equity	138,460	—	—	(126,168)	12,292
Property and equipment, net	29,382	773	5,008	—	35,163
Goodwill	296,980	44,010	31,516	—	372,506
Other intangible assets, net	407,692	16,957	11,767	—	436,416
Other long-term assets	21,731	—	—	—	21,731

Total assets	$1,020,674	$81,045	$65,447	$(126,370)	$1,040,796

Liabilities and stockholder’s equity
Current Liabilities:
Accrued liabilities	$36,387	$697	$699	$—	$37,783
Accounts payable	9,109	421	7,943	—	17,473
Unearned income	557	358	—	—	915
Income tax payable	—	1,384	618	—	2,002
Deferred tax liability, net	8,959	565	443	(67)	9,900

Total current liabilities	55,012	3,425	9,703	(67)	68,073
Long-term debt	524,367	—	—	—	524,367
Long-term deferred tax liability, net	82,894	3,890	3,171	—	89,955
Other long-term liabilities	449	—	—	—	449

Total liabilities	662,722	7,315	12,874	(67)	682,844

Stockholder’s equity
Common stock	—	55	998	(1,053)	—
Additional paid-in capital	326,627	69,678	50,851	(120,529)	326,627
Retained earnings	31,537	4,097	726	(4,823)	31,537
Accumulated other comprehensive loss	(212)	(100)	(2)	102	(212)

Total stockholder’s equity	357,952	73,730	52,573	(126,303)	357,952

Total liabilties and stockholder’s equity	$1,020,674	$81,045	$65,447	$(126,370)	$1,040,796

	Consolidated Balance Sheet as of December 31, 2011
(Dollar amounts in thousands)	EVERTEC, Inc. (Parent Only)	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Eliminations	EVERTEC, Inc. (Consolidated)
Assets
Current Assets:
Cash	$36,868	$11,179	$5,476	$—	$53,523
Restricted cash	5,288	—	—	—	5,288
Accounts receivable, net	41,435	7,097	12,398	—	60,930
Prepaid expenses and other assets	20,642	530	504	(150)	21,526

Total current assets	104,233	18,806	18,378	(150)	141,267
Investment in subsidiaries, at equity	135,384	—	—	(123,117)	12,267
Property and equipment, net	30,823	719	5,143	—	36,685
Goodwill	296,980	43,389	31,343	—	371,712
Other intangible assets, net	419,835	17,104	11,975	—	448,914
Other long-term assets	22,894	—	—	—	22,894

Total assets	$1,010,149	$80,018	$66,839	$(123,267)	$1,033,739

Liabilities and stockholder’s equity
Current Liabilities:
Accrued liabilities	$28,473	$573	$535	$—	$29,581
Accounts payable	11,192	838	9,756	—	21,786
Unearned income	504	404	—	(8)	900
Income tax payable	—	2,424	959	—	3,383
Deferred tax liability, net	8,835	295	246	(55)	9,321

Total current liabilities	49,004	4,534	11,496	(63)	64,971
Long-term debt	523,833	—	—	—	523,833
Long-term deferred tax liability, net	83,808	4,204	3,419	—	91,431
Other long-term liabilities	449	—	—	—	449

Total liabilities	657,094	8,738	14,915	(63)	680,684

Stockholder’s equity
Common stock	—	55	998	(1,053)	—
Additional paid-in capital	326,367	69,358	50,851	(120,209)	326,367
Retained earnings	28,006	2,827	357	(3,184)	28,006
Accumulated other comprehensive loss	(1,318)	(960)	(282)	1,242	(1,318)

Total stockholder’s equity	353,055	71,280	51,924	(123,204)	353,055

Total liabilties and stockholder’s equity	$1,010,149	$80,018	$66,839	$(123,267)	$1,033,739

	Consolidated Statement of Income for the three months ended March 31, 2012
(Dollar amounts in thousands)	EVERTEC, Inc. (Parent Only)	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Eliminations	EVERTEC, Inc. (Consolidated)
Revenues
Transaction processing	$16,454	$2,881	$3,572	$(8)	$22,899
Merchant acquiring, net	17,661	—	—	—	17,661
Business solutions	40,312	1,656	63	(103)	41,928

Total revenues	74,427	4,537	3,635	(111)	82,488

Operating costs and expenses
Cost of revenues, exclusive of depreciation and amortization shown below	32,894	2,661	2,237	(51)	37,741
Selling, general and administrative expenses	8,344	443	633	(433)	8,987
Depreciation and amortization	16,911	431	580	—	17,922

Total operating costs and expenses	58,149	3,535	3,450	(484)	64,650

Income from operations	16,278	1,002	185	373	17,838

Non-operating (expenses) income
Interest income	92	19	6	—	117
Interest expense	(11,176)	—	—	—	(11,176)
Earnings of equity method investments	1,656	—	—	(1,590)	66
Other (expenses) income	(2,053)	(129)	355	(433)	(2,260)

Total non-operating (expenses) income	(11,481)	(110)	361	(2,023)	(13,253)

Income before income taxes	4,797	892	546	(1,650)	4,585
Income tax expense (benefit)	1,266	(378)	177	(11)	1,054

Net income	3,531	1,270	369	(1,639)	3,531
Other comprehensive income, net of tax of $6
Foreign currency translation adjustments	1,106	860	280	(1,140)	1,106

Total comprehensive income	$4,637	$2,130	$649	$(2,779)	$4,637

	Consolidated Statement of Income for the three months ended March 31, 2011
(Dollar amounts in thousands)	EVERTEC, Inc. (Parent Only)	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Eliminations	EVERTEC, Inc. (Consolidated)
Revenues
Transaction processing	$14,829	$2,142	$3,300	$—	$20,271
Merchant acquiring, net	14,748	—	—	—	14,748
Business solutions	39,200	1,589	52	(70)	40,771

Total revenues	68,777	3,731	3,352	(70)	75,790

Operating costs and expenses
Cost of revenues, exclusive of depreciation and amortization shown below	32,398	2,615	2,537	(46)	37,504
Selling, general and administrative expenses	8,094	136	265	—	8,495
Depreciation and amortization	16,254	548	570	—	17,372

Total operating costs and expenses	56,746	3,299	3,372	(46)	63,371

Income from operations	12,031	432	(20)	(24)	12,419

Non-operating (expenses) income
Interest income	293	9	12	—	314
Interest expense	(14,122)	—	—	—	(14,122)
Earnings of equity method investments	338	—	—	(338)	—
Other expenses	(3,887)	1	—	—	(3,886)

Total non-operating (expenses) income	(17,378)	10	12	(338)	(17,694)

(Loss) income before income taxes	(5,347)	442	(8)	(362)	(5,275)
Income tax (benefit) expense	(29,218)	36	51	(15)	(29,146)

Net income (loss)	23,871	406	(59)	(347)	23,871
Other comprehensive income, net of tax
Foreign currency translation adjustments	444	207	236	(444)	444

Total comprehensive income	$24,315	$613	$177	$(791)	$24,315

	Consolidated Statement of Cash Flows for the three months ended March 31, 2012
(Dollar amounts in thousands)	EVERTEC, Inc. (Parent Only)	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Eliminations	EVERTEC, Inc. (Consolidated)
Cash flows from operating activities	$29,754	$(767)	$1,731	$—	$30,718

Cash flows from investing activities
Net increase in restricted cash	(220)	—	—	—	(220)
Intangible assets acquired	(1,091)	(35)	(13)	—	(1,139)
Property and equipment acquired	(2,287)	(102)	(143)	—	(2,532)
Proceeds from sales of property and equipment	8	—	—	—	8

Net cash used in investing activities	(3,590)	(137)	(156)	—	(3,883)

Cash flows from financing activities	—	—	—	—	—

Net increase (decrease) in cash	26,164	(904)	1,575	—	26,835
Cash at beginning of the period	36,868	11,179	5,476	—	53,523

Cash at end of the period	$63,032	$10,275	$7,051	$—	$80,358

	Consolidated Statement of Cash Flows for the three months ended March 31, 2011
(Dollar amounts in thousands)	EVERTEC, Inc. (Parent Only)	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Eliminations	EVERTEC, Inc. (Consolidated)
Cash flows from operating activities	$19,560	$2,111	$23	$—	$21,694

Cash flows from investing activities
Net decrease in restricted cash	577	—	—	—	577
Intangible assets acquired	(4,449)	(3)	4	—	(4,448)
Property and equipment acquired	(2,561)	(16)	(125)	—	(2,702)
Acquisition of an equity method investee	(9,244)	—	—	—	(9,244)

Net cash used in investing activities	(15,677)	(19)	(121)	—	(15,817)

Cash flows from financing activities
Repayment of long-term debt	(888)	—	—	—	(888)

Net cash used in financing activities	(888)	—	—	—	(888)

Net increase (decrease) in cash	2,995	2,092	(98)	—	4,989
Cash at beginning of the period	45,551	5,739	3,909	—	55,199

Cash at end of the period	$48,546	$7,831	$3,811	$—	$60,188

Note 24—Guarantor of the Notes and Non-Guarantor Consolidated and Combined Financial Information

On September 30, 2010, the Company issued senior notes with a principal amount of $220.0 million, which were guaranteed by the Company’s 100% owned subsidiaries (see Note 11). The following financial information presents the balance sheets as of December 31, 2011 and 2010, the statements of income and statements of cash flows for the year ended December 31, 2011, the three months ended December 31, 2010, the nine months ended September 30, 2010 and the year ended December 31, 2009 of (i) EVERTEC, Inc. (Parent); (ii) the subsidiaries that are guarantors of the senior notes; (iii) the non-guarantor subsidiaries; and (iv) the Company on a consolidated or combined basis. Investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions. The guarantor subsidiaries are 100% owned by EVERTEC, Inc. (“Parent”) and all guarantees are full and unconditional and joint and several. There are no significant restrictions on the ability of Parent to obtain funds from any of the guarantor subsidiaries by dividends or loan.

	Consolidated Balance Sheet (Successor) as of December 31, 2011
(Dollar amounts in thousands)	EVERTEC, Inc. (Parent Only)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	EVERTEC, Inc. (Consolidated)
Assets
Current Assets:
Cash	$36,868	$11,179	$5,476	$—	$53,523
Restricted cash	5,288	—	—	—	5,288
Accounts receivable, net	41,435	7,097	12,398	—	60,930
Prepaid expenses and other assets	20,642	530	504	(150)	21,526

Total current assets	104,233	18,806	18,378	(150)	141,267
Investment in subsidiaries, at equity	135,384	—	—	(123,117)	12,267
Property and equipment, net	30,823	719	5,143	—	36,685
Goodwill	296,980	43,389	31,343	—	371,712
Other intangible assets, net	419,835	17,104	11,975	—	448,914
Other long-term assets	22,894	—	—	—	22,894

Total assets	$1,010,149	$80,018	$66,839	$(123,267)	$1,033,739

Liabilities and stockholder’s equity
Current Liabilities:
Accrued liabilities	$28,473	$573	$535	$—	$29,581
Accounts payable	11,192	838	9,756	—	21,786
Unearned income	504	404	—	(8)	900
Income tax payable	—	2,424	959	—	3,383
Deferred tax liability, net	8,835	295	246	(55)	9,321

Total current liabilities	49,004	4,534	11,496	(63)	64,971
Long-term debt	523,833	—	—	—	523,833
Long-term deferred tax liability, net	83,808	4,204	3,419	—	91,431
Other long-term liabilities	449	—	—	—	449

Total liabilities	657,094	8,738	14,915	(63)	680,684

Stockholder’s equity
Common stock	—	55	998	(1,053)	—
Additional paid-in capital	326,367	69,358	50,851	(120,209)	326,367
Retained earnings	28,006	2,827	357	(3,184)	28,006
Accumulated other comprehensive loss	(1,318)	(960)	(282)	1,242	(1,318)

Total stockholder’s equity	353,055	71,280	51,924	(123,204)	353,055

Total liabilities and stockholder’s equity	$1,010,149	$80,018	$66,839	$(123,267)	$1,033,739

	Consolidated Balance Sheet (Successor) as of December 31, 2010
(Dollar amounts in thousands)	EVERTEC, Inc. (Parent Only)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	EVERTEC, Inc. (Consolidated)
Assets
Current Assets:
Cash	$45,551	$5,739	$3,909	$—	$55,199
Restricted cash	6,100	—	—	—	6,100
Accounts receivable, net	46,632	7,679	7,917	—	62,228
Prepaid expenses and other assets	16,914	433	249	(67)	17,529

Total current assets	115,197	13,851	12,075	(67)	141,056
Investment in subsidiaries, at equity	151,109	—	—	(151,109)	—
Property and equipment, net	37,094	593	6,002	—	43,689
Goodwill	267,985	73,081	31,518	—	372,584
Other intangible assets, net	458,711	18,824	13,081	—	490,616
Other long-term assets	29,964	—	—	—	29,964

Total assets	$1,060,060	$106,349	$62,676	$(151,176)	$1,077,909

Liabilities and stockholder’s equity
Current Liabilities:
Accrued liabilities	$33,754	$392	$6,805	$—	$40,951
Accounts payable	17,341	366	—	—	17,707
Unearned income	133	183	—	—	316
Income tax payable	1,042	1,248	149	—	2,439
Current portion of long-term debt	3,550	—	—	—	3,550
Deferred tax liability, net	12,887	4,390	3,969	(7,379)	13,867

Total current liabilities	68,707	6,579	10,923	(7,379)	78,830
Long-term debt	558,623	—	—	—	558,623
Long-term deferred tax liability, net	104,751	782	—	7,352	112,885
Other long-term liabilities	2,228	—	—	—	2,228

Total liabilities	734,309	7,361	10,923	(27)	752,566

Stockholder’s equity
Common stock	—	55	998	(1,053)	—
Additional paid-in capital	325,875	98,352	50,851	(149,595)	325,483
Retained earnings	18	636	(9)	(643)	2
Accumulated other comprehensive loss	(142)	(55)	(87)	142	(142)

Total stockholder’s equity	325,751	98,988	51,753	(151,149)	325,343

Total liabilities and stockholder’s equity	$1,060,060	$106,349	$62,676	$(151,176)	$1,077,909

	Consolidated Statement of Income (Successor) for the year ended December 31, 2011
(Dollar amounts in thousands)	EVERTEC, Inc. (Parent Only)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	EVERTEC, Inc. (Consolidated)

Revenues
Transaction processing	$62,758	$9,528	$13,433	$(28)	$85,691
Merchant acquiring, net	61,997	—	—	—	61,997
Business solutions	168,053	5,428	235	(282)	173,434

Total revenues	292,808	14,956	13,668	(310)	321,122

Operating costs and expenses
Cost of revenues, exclusive of depreciation and amortization shown below	136,829	9,530	9,257	(239)	155,377
Selling, general and administrative expenses	30,887	1,278	2,039	(865)	33,339
Depreciation and amortization	65,791	1,805	2,295	—	69,891

Total operating costs and expenses	233,507	12,613	13,591	(1,104)	258,607

Income from operations	59,301	2,343	77	794	62,515

Non-operating (expenses) income
Interest income	622	96	42	—	760
Interest expense	(50,957)	—	—	—	(50,957)
Earnings of equity method investments	3,344	—	—	(2,511)	833
Other (expenses) income	(18,438)	677	428	(868)	(18,201)

Total non-operating (expenses) income	(65,429)	773	470	(3,379)	(67,565)

(Loss) income before income taxes	(6,128)	3,116	547	(2,585)	(5,050)
Income tax (benefit) expense	(34,132)	926	180	(28)	(33,054)

Net income	$28,004	$2,190	$367	$(2,557)	$28,004

	Consolidated Statement of Income (Loss) (Successor)
	for the three months ended December 31, 2010
(Dollar amounts in thousands)	EVERTEC, Inc. (Parent Only)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	EVERTEC, Inc. (Consolidated)

Revenues
Transaction processing	$15,388	$2,207	$3,439	$—	$21,034
Merchant acquiring, net	14,789	—	—	—	14,789
Business solutions	45,459	1,065	75	(13)	46,586

Total revenues	75,636	3,272	3,514	(13)	82,409

Operating costs and expenses
Cost of revenues, exclusive of depreciation and amortization shown below	37,384	2,045	2,416	(6)	41,839
Selling, general and administrative expenses	8,671	(680)	401	—	8,392
Depreciation and amortization	16,525	570	627	—	17,722

Total operating costs and expenses	62,580	1,935	3,444	(6)	67,953

Income from operations	13,056	1,337	70	(7)	14,456

Non-operating (expenses) income
Interest income	101	6	11	—	118
Interest expense	(13,436)	—	—	—	(13,436)
Earnings of equity method investments	949	—	—	(949)	—
Other expenses	(1,316)	—	—	—	(1,316)

Total non-operating (expenses) income	(13,702)	6	11	(949)	(14,634)

(Loss) income before income taxes	(646)	1,343	81	(956)	(178)
Income tax (benefit) expense	(648)	381	90	(3)	(180)

Net income (loss)	$2	$962	$(9)	$(953)	$2

	Combined Statement of Income (Loss) (Predecessor)
	for the nine months ended September 30, 2010
(Dollar amounts in thousands)	EVERTEC, Inc. (Parent Only)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	EVERTEC, Inc. (Combined)

Revenues
Transaction processing	$43,549	$5,567	$8,962	$(1,301)	$56,777
Merchant acquiring, net	39,761	—	—	—	39,761
Business solutions	113,897	4,459	192	(66)	118,482

Total revenues	197,207	10,026	9,154	(1,367)	215,020

Operating costs and expenses
Cost of revenues, exclusive of depreciation and amortization shown below	99,615	6,681	6,956	(6)	113,246
Selling, general and administrative expenses	24,264	1,457	1,279	—	27,000
Depreciation and amortization	17,679	706	1,040	—	19,425

Total operating costs and expenses	141,558	8,844	9,275	(6)	159,671

Income (expense) from operations	55,649	1,182	(121)	(1,361)	55,349

Non-operating income
Interest income	205	82	73	—	360
Interest expense	(52)	(12)	(6)	—	(70)
(Losses) earnings of equity method investments	(2,066)	—	852	3,484	2,270
Other income	2,276	—	—	—	2,276

Total non-operating income	363	70	919	3,484	4,836

Income before income taxes	56,012	1,252	798	2,123	60,185
Income tax expense (benefit)	22,695	347	(1)	(24)	23,017

Net income from continuing operations	33,317	905	799	2,147	37,168
Net income (loss) from discontinued operations	2,098	—	(1,981)	—	117

Net income (loss)	$35,415	$905	$(1,182)	$2,147	$37,285

	Combined Statement of Income (Predecessor)
	for the year ended December 31, 2009
(Dollar amounts in thousands)	EVERTEC, Inc. (Parent Only)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	EVERTEC, Inc. (Combined)

Revenues
Transaction processing	$56,602	$7,501	$12,344	$(1,719)	$74,728
Merchant acquiring, net	48,744	—	—	—	48,744
Business solutions	148,925	3,766	327	(191)	152,827

Total revenues	254,271	11,267	12,671	(1,910)	276,299

Operating costs and expenses
Cost of revenues, exclusive of depreciation and amortization shown below	135,262	6,941	8,058	(191)	150,070
Selling, general and administrative expenses	23,219	902	1,518	—	25,639
Depreciation and amortization	22,021	1,107	1,372	—	24,500

Total operating costs and expenses	180,502	8,950	10,948	(191)	200,209

Income from operations	73,769	2,317	1,723	(1,719)	76,090

Non-operating income
Interest income	503	419	126	—	1,048
Interest expense	(73)	(18)	—	—	(91)
Earnings of equity method investments	1,883	—	1,819	(194)	3,508
Other income	73	7,869	—	—	7,942

Total non-operating income	2,386	8,270	1,945	(194)	12,407

Income before income taxes	76,155	10,587	3,668	(1,913)	88,497
Income tax expense	28,851	1,271	537	—	30,659

Net income from continuing operations	47,304	9,316	3,131	(1,913)	57,838
Net income from discontinued operations	13	—	1,800	—	1,813

Net income	$47,317	$9,316	$4,931	$(1,913)	$59,651

	Condensed Consolidated Statement of Cash Flows (Successor)
	for the year ended December 31, 2011
(Dollar amounts in thousands)	EVERTEC, Inc. (Parent Only)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	EVERTEC, Inc. (Consolidated)

Cash flows from operating activities	$61,521	$5,836	$1,978	$—	$69,335

Cash flows from investing activities
Net decrease in restricted cash	812	—	—	—	812
Intangible assets acquired	(14,363)	(33)	(70)	—	(14,466)
Property and equipment acquired	(8,219)	(371)	(373)	—	(8,963)
Proceeds from sales of property and equipment	74	8	32	—	114
Acquisition of an equity method investment	(9,244)	—	—	—	(9,244)

Net cash used in investing activities	(30,940)	(396)	(411)	—	(31,747)

Cash flows from financing activities
Repayment and repurchase of long-term debt and other liabilities	(39,264)	—	—	—	(39,264)

Net cash used in financing activities	(39,264)	—	—	—	(39,264)

Net (decrease) increase in cash	(8,683)	5,440	1,567	—	(1,676)
Cash at beginning of the period	45,551	5,739	3,909	—	55,199

Cash at end of the period	$36,868	$11,179	$5,476	$—	$53,523

	Condensed Consolidated Statement of Cash Flows (Successor) for the three months ended December 31, 2010
(Dollar amounts in thousands)	EVERTEC, Inc. (Parent Only)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	EVERTEC, Inc. (Consolidated)

Cash flows from operating activities	$14,964	$1,958	$1,174	$—	$18,096

Cash flows from investing activities
Net increase in restricted cash	(3,005)	—	—	—	(3,005)
Net decrease in short-term investments	—	559	—	—	559
Intangible assets acquired	(11,674)	(116)	(101)	—	(11,891)
Property and equipment acquired	(3,934)	(56)	(116)	—	(4,106)
Advance payment	(17,120)	—	—	—	(17,120)
Acquisition of predecessor	(458,728)	(2,307)	—	—	(461,035)

Net cash used in investing activities	(494,461)	(1,920)	(217)	—	(496,598)

Cash flows from financing activities
Proceeds from issuance of long-term debt	557,350	—	—	—	557,350
Debt issuance costs	(16,472)	—	—	—	(16,472)
Repayment of long-term debt	(888)	—	—	—	(888)
Net distributions to parent company	(34,848)	—	—	—	(34,848)

Net cash provided by financing activities	505,142	—	—	—	505,142

Net increase in cash	25,645	38	957	—	26,640
Cash at beginning of the period	19,906	5,701	2,952	—	28,559

Cash at end of the period	$45,551	$5,739	$3,909	$—	$55,199

	Condensed Combined Statement of Cash Flows (Predecessor) for the nine months ended September 30, 2010
(Dollar amounts in thousands)	EVERTEC, Inc. (Parent Only)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	EVERTEC, Inc. (Consolidated)

Cash flows from operating activities from continuing operations	$63,771	$(2,214)	$1,931	$213	$63,701

Cash flows from investing activities from continuing operations
Net decrease in restricted cash	581	—	—	—	581
Net decrease in short-term investments	—	8,631	1,013	(213)	9,431
Intangible assets acquired	(11,195)	(12)	(573)	—	(11,780)
Property and equipment acquired	(11,674)	(174)	(1,333)	—	(13,181)
Proceeds from sales of equity method investment	7,509	—	—	—	7,509
Contingent consideration paid	(1,000)	—	—	—	(1,000)
Net repayment on short-term loans due from affiliate	24,225	—	—	—	24,225
Cash delivered for sale of subsidiary	—	—	368	—	368

Net cash provided by (used in) investing activities from continuing operations	8,446	8,445	(525)	(213)	16,153

Cash flows from financing activities from continuing operations
Debt issuance costs	(643)	—	—	—	(643)
Repayment of long-term debt	(1,413)	—	—	—	(1,413)
Net distributions to an affiliate	(7,972)	—	(68)	—	(8,040)
Dividends paid	(48,200)	(7,500)	—	—	(55,700)

Net cash used in financing activities from continuing operations	(58,228)	(7,500)	(68)	—	(65,796)

Cash flows from discontinued operations
Net cash provided by (used in) discontinued operations	2,610	—	(132)	—	2,478

Net cash provided by (used in) discontinued operations	2,610	—	(132)	—	2,478

Net increase (decrease) in cash	16,599	(1,269)	1,206	—	16,536
Less: Net decrease in cash related to discontinued operations	—	—	132	—	132
Cash at beginning of the period from continuing operations	3,307	6,970	1,614	—	11,891

Cash at end of the period from continuing operations	$19,906	$5,701	$2,952	$—	$28,559

	Condensed Combined Statement of Cash Flows (Predecessor) for the year ended December 31, 2009
(Dollar amounts in thousands)	EVERTEC, Inc. (Parent Only)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	EVERTEC, Inc. (Consolidated)

Cash flows from operating activities from continuing operations	$59,552	$2,269	$3,007	$636	$65,464

Cash flows from investing activities from continuing operations
Net increase in restricted cash	(997)	—	—	—	(997)
Net increase in short-term investments	—	(1,191)	(164)	(636)	(1,991)
Intangible assets acquired	(6,843)	(262)	(280)	—	(7,385)
Property and equipment acquired	(13,358)	(228)	(847)	—	(14,433)
Proceeds from sales and redemption of equity securities	—	7,869	—	—	7,869
Contingent consideration paid	(750)	(750)	—	750	(750)
Net repayments on short-term loans due from affiliate	14,995	—	—	—	14,995

Net cash (used in) provided by investing activities from continuing operations	(6,953)	5,438	(1,291)	114	(2,692)

Cash flows from financing activities from continuing operations
Repayment of long-term debt	(1,420)	—	—	—	(1,420)
Dividends paid	(55,000)	(7,500)	—	—	(62,500)
Capital contribution from parent	—	750	—	(750)	—
Net distributions to an affiliate	(11,925)	—	(1,865)	—	(13,790)

Net cash used in financing activities from continuing operations	(68,345)	(6,750)	(1,865)	(750)	(77,710)

Cash flows from discontinued operations
Net cash provided by (used in) discontinued operations	2,210	—	(115)	—	2,095

Net cash provided by (used in) discontinued operations	2,210	—	(115)	—	2,095

Net (decrease) increase in cash	(13,536)	957	(264)	—	(12,843)
Cash at beginning of the period from continuing operations	16,843	6,013	1,878	—	24,734

Cash at end of the period from continuing operations	$3,307	$6,970	$1,614	$—	$11,891